CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current Assets
Cash and cash equivalents	$ 182,175	$ 154,154
Advances receivable and prepaid expenses	360,176	345,193
Due from related parties	587,722	285,074
Total Current Assets	1,130,073	784,421
Non-Current Assets
Property, plant and equipment	1,109,920	1,269,434
Exploration and evaluation assets	40,648,721	38,271,725
Total Non-Current Assets	41,758,641	39,541,159
Total Assets	42,888,714	40,325,580
Current Liabilities
Accounts payable	494,591	1,488,379
Accrued liabilities	682,720	83,663
Due to related parties	10,933	67,477
Employee retention allowance	173,110	184,951
Lease obligation	0	138,684
Loans - current portion	308,899	0
Current Liabilities	1,670,253	1,963,154
Non-Current Liabilities	0	0
Loans	26,759	27,602
Total Liabilities	1,697,012	1,990,756
Shareholders' Equity
Share capital	98,916,239	94,480,512
Reserves	12,137,446	10,787,553
Deficit	(69,861,983)	(66,933,241)
Total Shareholders' Equity	41,191,702	38,334,824
Total Liabilities and Shareholders' Equity	$ 42,888,714	$ 40,325,580